United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: December 31, 2002
Check here if Amendment [ X ]; Amendment Number: 4
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	October 9, 2008

Additional Information: The attached 12/31/2002 13F amended(4) return contains inaccurate information. Several holdings display a total share amount that is not equal to the underlying voting authority shares; sole, shared and none. This error occurred due to the miscoding of data files. The data files are unable to be recreated to generate a corrected report.

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	88

Form 13F Information Table Value Total:	105408 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Fleetwood Cap TR CV PFD        PFD CV           339072407      246    14816 SH       SOLE                    10574              9293
Nuevo Financing CV PFD A       PFD CV           670511203      479    17150 SH       SOLE                     9850              7300
AGL Resources Inc.             COM              001204106     2175    89500 SH       SOLE                    28400             74100
Abbott Laboratories            COM              002824100      600    15000 SH       SOLE                     8000              7000
AmSouth Bancorporation         COM              032165102      662    34500 SH       SOLE                    24000             22500
American Express               COM              025816109     2819    79743 SH       SOLE                    27138             61105
American Int'l Group           COM              026874107     2043    35313 SH       SOLE                    10241             25072
American Tower Systems         COM              029912201      399   113000 SH       SOLE                    25800             87200
Amgen                          COM              031162100     2124    43936 SH       SOLE                    17044             32612
Astoria Financial Corp.        COM              046265104     1898    69900 SH       SOLE                    25600             51800
Atmos Energy                   COM              049560105     2248    96400 SH       SOLE                    33600             74800
Automatic Data Proc            COM              053015103      315     8020 SH       SOLE                                       8020
AvalonBay Communities          COM              053484101     2620    66932 SH       SOLE                    23596             50250
BP Amoco PLC ADR               COM              055622104      459    11286 SH       SOLE                     5394              5892
BankNorth Group, Inc.          COM              06646R107      292    12934 SH       SOLE                                      12934
BellSouth                      COM              079860102      673    26002 SH       SOLE                     9000             17002
Berkshire Hathaway CL B        COM              084670207      528      218 SH       SOLE                       42               176
CVS Corp                       COM              126650100      886    35500 SH       SOLE                    25000             18500
Chateau Communities            COM              161726104     1140    49580 SH       SOLE                    20037             37543
ChevronTexaco Corp.            COM              166764100      288     4330 SH       SOLE                      800              3530
Cintas Corp                    COM              172908105      905    19775 SH       SOLE                      500             19275
Cisco Systems                  COM              17275R102      480    36666 SH       SOLE                    11800             24866
Clear Channel                  COM              184502102      410    11000 SH       SOLE                     2000              9000
Colgate Palmolive              COM              194162103      246     4700 SH       SOLE                     2000              2700
Comcast CL A                   COM              20030N101      464    19700 SH       SOLE                     3800             15900
Comcast CL A SPL               COM                             354    15650 SH       SOLE                     3800             11850
Costco Wholesale Corp.         COM              22160K105      297    10600 SH       SOLE                     1100              9500
Cox Communications             COM              224044107      523    18400 SH       SOLE                     8000             10400
Darden Restaurants             COM              237194105      265    12979 SH       SOLE                     1879             11100
Delphi Corporation             COM              247126105     1609   199900 SH       SOLE                    72500            147400
Devon Energy                   COM              25179M103     2706    58947 SH       SOLE                    15299             43648
Diebold Inc.                   COM              253651103     3605    87450 SH       SOLE                    30200             67250
DuPont                         COM              263534109     2575    60740 SH       SOLE                    16300             48940
Duke Realty Corp.              COM              264411505     2042    80250 SH       SOLE                    30250             61000
EMC Corp.                      COM              268648102       83    13500 SH       SOLE                     4800              8700
EOG Resources, Inc.            COM              26875P101     4565   114357 SH       SOLE                    34907             91450
Empire District Electric       COM              291641108      497    27300 SH       SOLE                    25000             14300
Energy East Corp.              COM              29266M109     1865    84412 SH       SOLE                    28894             68518
Exxon Mobil                    COM              30231G102      827    23662 SH       SOLE                                      23662
Fleet Boston Fin'l             COM              339030108      625    25717 SH       SOLE                    14800             17917
Fleetwood Enterprises-Fract sh COM              DDK099107        0    76118 SH       SOLE                    76118             76118
GATX Corp                      COM              361448103      936    41000 SH       SOLE                    14300             32700
General Electric               COM              369604103     2139    87841 SH       SOLE                    32400             55441
General Mills                  COM              370334104      940    20024 SH       SOLE                     4906             15118
Gillette                       COM              375766102     2850    93875 SH       SOLE                    32100             69775
Haverty Furniture              COM              419596101     3336   240000 SH       SOLE                    81400            180600
Home Depot Inc.                COM              437076102     1045    43512 SH       SOLE                     9450             34062
Honeywell Int'l                COM              438516106     1602    66750 SH       SOLE                    27400             46350
Int'l Bus Machines             COM              459200101      604     7796 SH       SOLE                     3600              4196
Intel                          COM              458140100      460    29560 SH       SOLE                     2800             26760
JP Morgan Chase & Co.          COM              46625H100      230     9573 SH       SOLE                     1500              8073
Johnson & Johnson              COM              478160104     1604    29856 SH       SOLE                     9800             20056
Kimberly-Clark                 COM              494368103     2388    50300 SH       SOLE                    18100             37200
Laclede Group Inc.             COM              505597104      489    20200 SH       SOLE                     6000             14200
Lafarge North America Inc.     COM              505862102     2040    62100 SH       SOLE                    31700             42400
Liberty Media Corp. CL A       COM              530718105     1033   115550 SH       SOLE                    45300             83250
Medtronic Inc.                 COM              585055106      724    15875 SH       SOLE                     1500             14375
Merck & Co.                    COM              589331107     1984    35042 SH       SOLE                    14320             20722
Microsoft                      COM              594918104     1598    30901 SH       SOLE                     8500             22401
Motorola                       COM              620076109      339    39201 SH       SOLE                    18000             21201
National Fuel Gas              COM              636180101     2649   127800 SH       SOLE                    40300             99500
Northeast Utilities            COM              664397106     1463    96408 SH       SOLE                    28810             67598
Oracle Systems                 COM              68389X105      166    15348 SH       SOLE                    12000              3348
Paychex Inc                    COM              704326107      989    35436 SH       SOLE                     3937             31499
Peoples Energy                 COM              711030106     1391    36000 SH       SOLE                     9700             33800
Perkin Elmer                   COM              714046109      795    96400 SH       SOLE                    33500             76900
Pfizer Inc.                    COM              717081103     1620    52979 SH       SOLE                    22800             30179
Procter & Gamble               COM              742718109      249     2900 SH       SOLE                                       2900
Progress Energy                COM              743263105      215     4951 SH       SOLE                     2932              2019
Questar Corp.                  COM              748356102     3165   113750 SH       SOLE                    35800             88950
Regions Financial              COM              758940100     2601    77960 SH       SOLE                    25270             60990
Robert Mondavi CL A            COM              609200100      567    18300 SH       SOLE                     2000             16300
SBC Communications             COM              78387G103      527    19449 SH       SOLE                    10000              9449
SCANA Corp.                    COM              80589M102     1924    62137 SH       SOLE                    23205             47932
Schering Plough                COM              806605101     1672    75300 SH       SOLE                    24850             57450
Schlumberger, Ltd.             COM              806857108     1602    38050 SH       SOLE                    12150             29900
Stryker                        COM              863667101      235     3500 SH       SOLE                                       3500
Swift Energy                   COM              870738101     1633   168878 SH       SOLE                    57320            120278
Sysco                          COM              871829107      560    18800 SH       SOLE                     4000             14800
The Allstate Corp.             COM              020002101     2180    58928 SH       SOLE                    22200             43728
Travelers Prop Casualty CL A   COM              89420G109     1641   112007 SH       SOLE                    20803             91204
Verizon Communications         COM              92343V104      848    21880 SH       SOLE                     1830             20050
Visteon                        COM              92839U107      644    92539 SH       SOLE                    23900             68639
Vodafone Group PLC             COM              92857W100      224    12365 SH       SOLE                     4500              7865
Walgreen Co.                   COM              931422109      263     9010 SH       SOLE                     1800              7210
Wyeth                          COM              983024100      251     6700 SH       SOLE                                       6700
Ford Motor Company             COM              345370860      202    21760 SH       SOLE                                      21760
Int'l Business Mach            COM              459200101      954    12304 SH       SOLE                    12304